PROPERTY, PLANT AND EQUIPMENT - Useful Lives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Average rate of capitalized interest	5.70%	6.60%	6.60%
Amount of property, plant and equipment pledged as collateral for loans and financing	R$ 90,463	R$ 609,116	R$ 632,376
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	20 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	33 years
Machines, equipment, and installations | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	10 years
Machines, equipment, and installations | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	20 years
Furniture and fixture | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	5 years
Furniture and fixture | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	10 years
Vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	3 years
Vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	5 years
Data electronic equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	2 years 6 months
Data electronic equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	6 years